TRADE AND OTHER PAYABLES (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Trade and other payables [abstract]
Trade payables	$ 212,690	$ 161,812
Other payables:
Contract liabilities	6,540	11,415
Wages, salaries and related expenses	24,539	16,406
Provision for vacation	1,869	1,003
Institutions	1,659	791
Ad spend liability	0	7,729
Onerous contract	1,350	0
Interest to pay	1,504	0
Pledged deposits	362	592
Others	7,882	4,964
Other payables, total	$ 45,705	$ 42,900